Leases - Summary of right-of-use assets (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)
Disclosure of quantitative information about right-of-use assets [Roll Forward]
Beginning balance		$ 54,283,458	$ 59,195,257
Depreciation of the year		(5,963,778)	(6,407,871)
Cancellations		(3,585,454)	(3,301,397)
Additions		5,318,533	4,657,950
Currency translation effect		(531,912)	52,494
Reversal of Impairment			87,025
Ending balance	$ 2,550,741	49,520,847	54,283,458
Transportation and storage equipment
Disclosure of quantitative information about right-of-use assets [Roll Forward]
Beginning balance		20,667,926	25,268,381
Depreciation of the year		(3,333,879)	(3,872,379)
Cancellations		(1,984,257)	(2,866,335)
Additions		4,396,333	2,119,878
Currency translation effect		(487,536)	18,381
Ending balance		$ 19,258,587	20,667,926
Transportation and storage equipment | Bottom of range
Disclosure of quantitative information about right-of-use assets [Roll Forward]
Lease contractual terms	1 year	1 year
Transportation and storage equipment | Top of range
Disclosure of quantitative information about right-of-use assets [Roll Forward]
Lease contractual terms	10 years	10 years
Plants
Disclosure of quantitative information about right-of-use assets [Roll Forward]
Beginning balance		$ 23,727,290	23,823,684
Depreciation of the year		(2,050,826)	(2,081,243)
Cancellations		(1,601,197)	(435,062)
Additions			2,419,911
Ending balance		$ 20,075,267	23,727,290
Lease contractual terms	14 years	14 years
Drilling equipment
Disclosure of quantitative information about right-of-use assets [Roll Forward]
Beginning balance		$ 5,742,350	5,938,628
Depreciation of the year		(277,276)	(196,278)
Additions		434,451
Ending balance		$ 5,899,525	5,742,350
Lease contractual terms	10 years	10 years
Rights of use
Disclosure of quantitative information about right-of-use assets [Roll Forward]
Beginning balance		$ 1,663,266	1,664,525
Depreciation of the year		(86,342)	(88,284)
Reversal of Impairment			87,025
Ending balance		$ 1,576,924	1,663,266
Lease contractual terms	23 years	23 years
Port facilities
Disclosure of quantitative information about right-of-use assets [Roll Forward]
Beginning balance		$ 2,388,637	2,417,909
Depreciation of the year		(182,369)	(144,680)
Additions		451,013	82,388
Currency translation effect		(42,328)	33,020
Ending balance		$ 2,614,953	2,388,637
Lease contractual terms	20 years	20 years
Buildings
Disclosure of quantitative information about right-of-use assets [Roll Forward]
Beginning balance		$ 62,478	48,761
Depreciation of the year		(29,968)	(21,841)
Additions		36,400	35,157
Currency translation effect		(346)	401
Ending balance		$ 68,564	62,478
Buildings | Bottom of range
Disclosure of quantitative information about right-of-use assets [Roll Forward]
Lease contractual terms	1 year	1 year
Buildings | Top of range
Disclosure of quantitative information about right-of-use assets [Roll Forward]
Lease contractual terms	5 years	5 years
Land
Disclosure of quantitative information about right-of-use assets [Roll Forward]
Beginning balance		$ 31,511	33,369
Depreciation of the year		(3,118)	(3,166)
Additions		336	616
Currency translation effect		(1,702)	692
Ending balance		$ 27,027	$ 31,511
Lease contractual terms	5 years	5 years